15. Deferred Compensation and Supplemental Employee Retirement Plans	12 Months Ended
Dec. 31, 2019
Compensation Related Costs [Abstract]
Note 15. Deferred Compensation and Supplemental Employee Retirement Plans

The Company maintains a directors’ deferred compensation plan and, prior to 2005, maintained a retirement plan for its directors. Participants are general unsecured creditors of the Company with respect to these benefits. The benefits accrued under these plans were $61,421 and $79,045 at December 31, 2019 and 2018, respectively. Expenses associated with these plans were $376 and $474 for the years ended December 31, 2019 and 2018, respectively.